Deferred government grant (Tables)	12 Months Ended
Mar. 31, 2023
Deferred government grant [Abstract]
Summary of detailed information about government grants

	As at March 31,
	2022	2023	2023
	(INR)	(INR)	(USD)
Opening balance	758	225	3
Disposal of subsidiary (refer Note 40)	(501)	—	—
Released to the statement of profit or loss	(32)	(11)	(0)
Total	225	214	3

Current	11	11	0
Non-current	214	203	2
	225	214	3